TAXATION - Income Taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TAXATION
(Loss) Income before income taxes	¥ 424,089	¥ 482,652	¥ (2,482,795)
Non-Chinese mainland
TAXATION
(Loss) Income before income taxes	(244,445)	(39,684)	(331,586)
Chinese mainland
TAXATION
(Loss) Income before income taxes	¥ 668,534	¥ 522,336	¥ (2,151,209)